Investment - Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	¥ 126,071	$ 17,844	¥ 107,654
Available-for-sale debt investments, fair value	7,152	1,012	5,637
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, cost or amortized cost	125,022		107,287
Held-to-maturity debt investments, gross unrecognized holding gains	1,049		367
Held-to-maturity debt investments, fair value	126,071	17,844	107,654
Available-for-sale debt investments, cost or amortized cost	7,138		5,440
Available-for-sale debt investments, gross unrealized gains	14		197
Available-for-sale debt investments, fair value	7,152	1,012	5,637
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	513	73	491
Available-for-sale debt investments, fair value	3,601	510	3,970
Equity investments at fair value with readily determinable fair value, fair value	12,469	1,765	11,334
Investments accounted for at fair value, fair value	1,831	259	1,819
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, gross unrecognized holding gains	11
Held-to-maturity debt investments, fair value	513	73	491
Available-for-sale debt investments, cost or amortized cost	3,528		3,913
Available-for-sale debt investments, gross unrealized gains	186		138
Available-for-sale debt investments, gross unrealized losses	(113)		(81)
Available-for-sale debt investments, fair value	3,601	510	3,970
Investments accounted for at fair value, cost or amortized cost	1,430		1,309
Investments accounted for at fair value, gross unrealized Losses	(153)		(87)
Investments accounted for at fair value, gross unrealized gains	554		597
Investments accounted for at fair value, fair value	1,831	259	1,819
Debt Securities, Held-to-maturity, Noncurrent	502		496
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss			(5)
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	12,346		11,769
Equity investments at fair value with readily determinable fair value, gross unrealized gains	3,632		2,195
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(3,509)		(2,630)
Equity investments at fair value with readily determinable fair value, fair value	¥ 12,469	$ 1,765	¥ 11,334